SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Risks and Uncertainty (Details)	12 Months Ended
	Jul. 31, 2020 USD ($) customer item	Jul. 31, 2019 USD ($) customer	Jul. 31, 2018 customer
Significant Accounting Policies [Line Items]
Cash on deposit at financial institutions | $	$ 428,258	$ 6,459,702
Customer concentration risk | Revenue from Contract with Customer Benchmark [Member]
Significant Accounting Policies [Line Items]
Number of customers | customer	1	3	2
Customer concentration risk | Revenue from Contract with Customer Benchmark [Member] | Customer one
Significant Accounting Policies [Line Items]
Concentration risk (as a percent)	91.00%	44.00%	33.00%
Customer concentration risk | Revenue from Contract with Customer Benchmark [Member] | Customer two
Significant Accounting Policies [Line Items]
Concentration risk (as a percent)		29.00%	21.00%
Customer concentration risk | Revenue from Contract with Customer Benchmark [Member] | Customer three
Significant Accounting Policies [Line Items]
Concentration risk (as a percent)		19.00%
Customer concentration risk | Accounts receivable
Significant Accounting Policies [Line Items]
Number of customers | customer	2	4
Customer concentration risk | Accounts receivable | Customer one
Significant Accounting Policies [Line Items]
Concentration risk (as a percent)	40.00%	61.00%
Customer concentration risk | Accounts receivable | Customer two
Significant Accounting Policies [Line Items]
Concentration risk (as a percent)	26.00%	15.00%
Customer concentration risk | Accounts receivable | Customer three
Significant Accounting Policies [Line Items]
Concentration risk (as a percent)		14.00%
Customer concentration risk | Accounts receivable | Customer four
Significant Accounting Policies [Line Items]
Concentration risk (as a percent)		11.00%
Supplier concentration risk | Cost of Goods and Service Benchmark [Member]
Significant Accounting Policies [Line Items]
Number of suppliers | item	3
Supplier concentration risk | Cost of Goods and Service Benchmark [Member] | Supplier one
Significant Accounting Policies [Line Items]
Concentration risk (as a percent)	22.00%	50.00%	48.00%
Supplier concentration risk | Cost of Goods and Service Benchmark [Member] | Supplier two
Significant Accounting Policies [Line Items]
Concentration risk (as a percent)	21.00%
Supplier concentration risk | Cost of Goods and Service Benchmark [Member] | Supplier three
Significant Accounting Policies [Line Items]
Concentration risk (as a percent)	15.00%
PRC
Significant Accounting Policies [Line Items]
Cash on deposit at financial institutions | $	$ 234,653	$ 409,037